UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 21132

Investment Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Investment Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Mortgage Pass-Throughs — 92.6%
Security	Principal Amount (000's omitted)	Value
FHLMC:
4.007%, with various maturities to 2037(1)	$1,677	$1,686,870
8.00%, with various maturities to 2025	1,652	1,682,751
9.25%, with maturity at 2017	425	442,145
		$3,811,766
FNMA:
3.687%, with maturity at 2018(1)	293	293,189
3.926%, with various maturities to 2035(1)	3,341	3,358,757
4.007%, with maturity at 2027(1)	6,538	6,586,559
4.128%, with maturity at 2036(1)	1,646	1,657,228
4.403%, with maturity at 2036(1)	1,923	1,936,691
9.00%, with maturity at 2011	1,486	1,553,827
9.50%, with various maturities to 2022	3,819	4,146,820
15.00%, with maturity at 2013	1,985	2,389,802
		$21,922,873
GNMA:
11.00%, with maturity at 2016	188	212,248
		$212,248
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,280,437
FHLMC, Series 1577, Class PH, 6.30%, due 2023	1,282	1,293,434
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,470	1,496,779
FHLMC, Series 1671, Class HA, 3.73%, due 2024(2)	2,500	2,507,348
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	639	646,256
FHLMC, Series 2132, Class FB, 4.81%, due 2029(2)	1,749	1,789,300
FHLMC, Series 2791, Class FI, 4.32%, due 2031(2)	2,597	2,609,464
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,045,750
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,389	1,448,652
FNMA, Series G97-4, Class FA, 4.80%, due 2027(2)	580	587,987
		$16,705,407
Total Mortgage Pass-Throughs (identified cost $43,015,153)		$42,652,294

Short-Term Investments — 12.3%
Security	Principal Amount (000's omitted)	Value
Banque National De Paris Time Deposit, 4.02%, 11/1/05	$2,022	$2,021,515
Investors Bank and Trust Company Time Deposit, 4.03%, 11/1/05	3,640	3,640,000
Total Short-Term Investments (at amortized cost, $5,661,515)		$5,661,515
Total Investments — 104.9% (identified cost $48,676,668)		$48,313,809
Other Assets, Less Liabilities — (4.9)%		$(2,272,439)
Net Assets — 100.0%		$46,041,370

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

(1)  Adjustable rate mortgage.

(2)  Floating-rate security.

See notes to financial statements

Investment Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value (identified cost, $48,676,668)	$48,313,809
Cash	3,983
Receivable for investments sold	30,629
Interest receivable	211,802
Total assets	$48,560,223
Liabilities
Payable for investments purchased	$2,478,894
Payable to affiliate for investment advisory fees	19,861
Payable to affiliate for Trustees' fees	156
Accrued expenses	19,942
Total liabilities	$2,518,853
Net Assets applicable to investors' interest in Portfolio	$46,041,370
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$46,404,229
Net unrealized depreciation (computed on the basis of identified cost)	(362,859)
Total	$46,041,370

Statement of Operations

For the Year Ended
October 31, 2005

Investment Income
Interest	$1,517,333
Dividends	25,892
Total investment income	$1,543,225
Expenses
Investment adviser fee	$234,429
Trustees' fees and expenses	3,546
Custodian fee	43,918
Accounting services	15,194
Miscellaneous	5,294
Total expenses	$302,381
Deduct — Reduction of custodian fee	$510
Total expense reductions	$510
Net expenses	$301,871
Net investment income	$1,241,354
Realized and Unrealized Gain (Loss)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(179,862)
Net change in unrealized appreciation (depreciation)	$(179,862)
Net realized and unrealized loss	$(179,862)
Net increase in net assets from operations	$1,061,492

See notes to financial statements

Investment Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2005	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations — Net investment income	$1,241,354	$819,651	$671,832
Net realized loss from investment transactions	—	(70,967)	(26,460)
Net change in unrealized appreciation (depreciation) from investments	(179,862)	(45,773)	(137,263)
Net increase in net assets from operations	$1,061,492	$702,911	$508,109
Capital transactions — Contributions	$37,719,129	$75,179,725	$244,906,169
Withdrawals	(51,083,812)	(89,695,225)	(198,315,283)
Net increase (decrease) in net assets from capital transactions	$(13,364,683)	$(14,515,500)	$46,590,886
Net increase (decrease) in net assets	$(12,303,191)	$(13,812,589)	$47,098,995
Net Assets
At beginning of period	$58,344,561	$72,157,150	$25,058,155
At end of period	$46,041,370	$58,344,561	$72,157,150

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

Investment Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,	Period Ended		Year Ended December 31,
	2005	October 31, 2004(1)		2003	2002(2)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.65%	0.62	%(3)	0.59%	0.50	%(3)
Net expenses after custodian fee reduction	0.64%	0.62	%(3)	0.59%	0.50	%(3)
Net investment income	2.65%	1.51	%(3)	0.92%	0.84	%(3)
Portfolio Turnover	67%	92%		43%	0%
Total Return	2.32%	1.12%		0.74%	0.23%
Net assets, end of year (000's omitted)	$46,041	$58,345		$72,157	$25,058

†  The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.07	%(3)
Expenses after custodian fee reduction	1.07	%(3)
Net investment income	0.27	%(3)

(1)  For the ten-month period ended October 31, 2004.

(2)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

See notes to financial statements

Investment Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2005, the Eaton Vance Low Duration Fund held an approximate 99.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by an independent pricing service. The pricing service considers various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2005, $510 in credit balances were used to reduce the Portfolio's custodian fee.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

Investment Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the year ended October 31, 2005, the fee was equivalent to 0.50% of the Portfolio's average net assets for such period and amounted to $234,429. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $33,706,370 and $26,305,779, respectively.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$48,676,668
Gross unrealized appreciation	$262,918
Gross unrealized depreciation	(625,777)
Net unrealized depreciation	$(362,859)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2005.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2005, there were no outstanding obligations under these financial instruments.

7  Fiscal Year End Change

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31.

Investment Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Portfolio (the "Portfolio") at October 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 23, 2005

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Low Duration Fund (the "Fund") is a fund of funds that may invest in five Portfolios, Cash Management, Floating Rate, Government Obligations, Investment Grade Income and Investment Portfolios (together, the "Portfolios"), for which Boston Management and Research serves as investment adviser. Eaton Vance Management ("Eaton Vance") serves as the investment adviser to the Fund. The investment advisory agreement between Eaton Vance and the Fund and the investment advisory agreements between Boston Management and Research and the Portfolios each provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund or Portfolio, as applicable, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or Portfolio, as applicable, or by vote of a majority of the outstanding interests of the Fund or Portfolio, as applicable.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio and the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio and the Fund for the services described therein.

The Special Committee also considered each investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio's investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund, each Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available to each investment adviser were appropriate to fulfill its duties on behalf of the applicable Portfolio.

In its review of comparative information with respect to Fund investment performance the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio and the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and taking into consideration the voluntary elimination of the advisory and administration fee paid by the Fund to Eaton Vance prior to March 15, 2004, the Fund's expense ratio is reasonable.

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of each investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee noted in particular that effective March 15, 2004, Eaton Vance and the Fund entered into a contractual agreement pursuant to which Eaton Vance agreed to eliminate the annual administration fee previously payable by the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each of the Floating Rate Portfolio, Government Obligations Portfolio and Investment Grade Income Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with such Portfolios and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Low Duration Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Cash Management Portfolio (CMP), Floating Rate Portfolio (FRP), Government Obligations Portfolio (GOP), Investment Portfolio (IP) and Investment Grade Income Portfolio (IGIP), are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of GOP since 1992; of CMP since 1993; of FRP and IGIP since 2000; of IP since 2002	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Fund and Portfolios.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1986; of CMP and GOP since 1993; of FRP and IGIP since 2000; of IP since 2002 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	161	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Low Duration Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of CMP and GOP since 1993; of FRP and IGIP since 2000; of IP since 2002	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000)	161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust, CMP and GOP since 1998; of FRP and IGIP since 2000; of IP since 2002	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Christine Johnston 11/9/72	Vice President of IP	Since 2003	Vice President of EVM and BMR. Officer of 2 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of CMP and IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 2 registered investment companies managed by EVM or BMR.

Eaton Vance Low Duration Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of CMP and IGIP	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	Vice President of FRP	Since 2000	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	President of FRP	Since 2002(2)	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust, GOP and IP	Vice President of the Trust and IP since 2002; of GOP since 1993	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	President of GOP and IP	Since 2002(2)	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of CMP	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust, FRP, GOP and IP	Treasurer of the Trust since 2005(3) , of FRP, GOP and IP since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust, CMP and GOP since 1997; of IGIP since 2000; of IP since 2002	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Kenyon served as Vice President of CMP and IGIP since 2001, Mr. Swaffield served as Vice President of FRP since 2000, Mr. Venezia served as Vice President of GOP since 1993, Ms. Anagnost served as Assistant Treasurer of CMP since 1998, Mr. Austin served as Assistant Treasurer of IGIP since 2000, Ms. Campbell served as Assistant Treasurer of FRP since 2000 and GOP since 1998.

(3)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$10,950	$11,600

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,025	$5,325

All Other Fees(3)	$0	$0

Total	$15,975	$16,925

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

Each of the fiscal years ended October 31, 2004 and October 31, 2005, $35,000 was billed by the registrant’s principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$5,025	$5,325

Eaton Vance(1)	$84,490	$33,235

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005